Note 14 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Jan. 30, 2023	Jan. 23, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | Securities Purchase Agreement Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		1,995,708
Class of Warrants or Rights, Issuance Price (in dollars per share)		$ 1.40
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.40
Subsequent Event [Member] | Warrant With Engagement Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		99,785
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.75
Cash Fee, Percentage of Gross Proceeds from Sale of Shares		7.00%
Class of Warrant or Right, Exercise Price, Percentage of Price Paid		125.00%
Private Placement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,995,708
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001
Proceeds from Issuance or Sale of Equity	$ 2.8